Business Acquisitions (Details Textual)	0 Months Ended		6 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended
	Apr. 11, 2011 USD ($)	Apr. 11, 2011 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Apr. 11, 2011 NZD	Jun. 30, 2013 PGW USD ($)	Jun. 30, 2013 PGW CNY	Dec. 31, 2010 Purchase Price Allocation Adjustments [Member] USD ($)	Dec. 31, 2010 Purchase Price Allocation Adjustments [Member] CNY	Jun. 30, 2013 Tianjin Beiao Seed Technology Development Co Ltd [Member] USD ($)	Jun. 30, 2013 Tianjin Beiao Seed Technology Development Co Ltd [Member] CNY	Dec. 31, 2010 Tianjin Beiao Seed Technology Development Co Ltd [Member] USD ($)	Dec. 31, 2010 Tianjin Beiao Seed Technology Development Co Ltd [Member] CNY	Sep. 30, 2010 Tianjin Beiao Seed Technology Development Co Ltd [Member]	Apr. 11, 2011 Maximum [Member]	Apr. 11, 2011 Minimum [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage																	100.00%
Business Acquisition Cost Of Acquired Entity Research and Sale Of Vegetable Seeds															$ 200,000	1,000,000
Purchase Of Additional Shares	234,963,938	234,963,938
Business Acquisition, Share Price	$ 0.46							0.60
Noncontrolling Interest, Ownership Percentage by Parent	19.01%	19.01%																50.01%	19.01%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	8,600,000	55,500,000
Goodwill			893,009,000	3,286,000	20,167,000	893,009,000					50,000	300,000
Goodwill, Impairment Loss			0	$ 143,903,000	883,192,000	0	0		$ 143,900,000	882,900,000			$ 50,000	300,000